Financial Assets at Fair Value Through Comprehensive Income (Tables)	6 Months Ended
Jun. 30, 2023
Financial assets at fair value through other comprehensive income [abstract]
Schedule of Financial Assets at Fair Value Through Comprehensive Income

	December 31,	June 30,
	2022	2023
	RMB’000	RMB’000
Non-current assets
U.S. Treasury bills	11,739	-
Listed bonds	54,005	-
	65,744	-
Current assets
U.S. Treasury bills	271,499	157,606
U.S. Government agency bond	8,365	36,724
Listed bonds	52,730	26,935
Unlisted debt securities	178,656	139,714
	511,250	360,979

Schedule of Debt Investments Recognized in Profit or Loss and Other Comprehensive Income

The following amounts for debt investments at FVOCI were recognized in profit or loss and other comprehensive income, respectively:

	June 30,	June 30,
	2022	2023
	RMB’000	RMB’000
Interest income recognized in profit and loss related to debt investments	1,088	8,998
(Losses)/gains recognized in other comprehensive income related to debt investments	(1,311)	1,533